INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Assets	$ 348,936,677	$ 327,859,383
Liabilities	314,193,836	294,696,465
Equity	34,742,841	33,162,918	$ 31,520,416	$ 30,821,659
Income	44,541,146	44,896,936	46,064,364
Expenses	41,352,620	42,731,123	43,950,256
Net income for the year	3,215,172	2,191,477	$ 2,177,116
Gas Natural de Lima y Callao S.A. - Calidda
Disclosure of associates [line items]
Assets	6,204,218	6,979,152
Liabilities	4,803,759	5,251,752
Equity	1,400,459	1,727,400
Income	3,734,932	3,647,158
Expenses	3,291,043	3,223,946
Net income for the year	443,889	423,212
Gases del Caribe S.A. E.S.P.
Disclosure of associates [line items]
Assets	4,817,617	4,578,075
Liabilities	3,625,934	3,417,111
Equity	1,191,684	1,160,964
Income	3,520,991	3,590,647
Expenses	3,174,260	3,213,198
Net income for the year	346,731	377,449
Credibanco S.A.
Disclosure of associates [line items]
Assets	1,045,699	443,908
Liabilities	159,027	165,954
Equity	886,672	277,954
Income	607,405	410,808
Expenses	570,946	377,354
Net income for the year	36,459	33,454
Redeban Multicolor S.A.
Disclosure of associates [line items]
Assets	1,586,493	9,622,497
Liabilities	1,367,392	9,405,167
Equity	219,101	217,330
Income	618,712	565,481
Expenses	598,855	534,150
Net income for the year	19,858	31,331
A.C.H Colombia S.A.
Disclosure of associates [line items]
Assets	201,087	999,582
Liabilities	49,488	870,224
Equity	151,599	129,358
Income	348,505	371,014
Expenses	243,264	251,664
Net income for the year	105,241	119,350
Aerocali S.A.
Disclosure of associates [line items]
Assets	77,925	125,470
Liabilities	21,645	54,456
Equity	56,280	71,014
Income	201,140	259,537
Expenses	165,874	207,302
Net income for the year	35,266	52,235
ADL Digital Lab S.A.S.
Disclosure of associates [line items]
Assets	98,554	89,275
Liabilities	42,760	37,050
Equity	55,794	52,225
Income	101,926	100,662
Expenses	98,358	84,412
Net income for the year	3,568	16,250
Colombiana de Extrusion S.A. - Extrucol
Disclosure of associates [line items]
Assets	126,511	115,757
Liabilities	81,864	67,478
Equity	44,646	48,279
Income	154,728	161,882
Expenses	147,213	146,334
Net income for the year	7,515	15,548
Metrex S.A.
Disclosure of associates [line items]
Assets	51,127	44,452
Liabilities	38,607	32,841
Equity	12,520	11,611
Income	75,916	67,163
Expenses	72,468	64,669
Net income for the year	3,448	2,494
Energia Eficiente S.A.
Disclosure of associates [line items]
Assets	123,107	112,296
Liabilities	105,497	91,629
Equity	17,610	20,667
Income	380,634	256,529
Expenses	379,815	256,235
Net income for the year	$ 818	294
Servicios de Identidad Digital S.A.S.
Disclosure of associates [line items]
Assets		31,639
Liabilities		17,367
Equity		14,272
Income		145
Expenses		4,478
Net income for the year		$ (4,333)